Revenues (Details) - Schedule of major customers - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Customer A [Member]
Revenues (Details) - Schedule of major customers [Line Items]
Revenue	$ 6,458
Customer B [Member]
Revenues (Details) - Schedule of major customers [Line Items]
Revenue	5,124
Customer C [Member]
Revenues (Details) - Schedule of major customers [Line Items]
Revenue			2,400
Customer D [Member]
Revenues (Details) - Schedule of major customers [Line Items]
Revenue		$ 21